SEGMENTED INFORMATION (Details 1) - USD ($)	6 Months Ended		10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2021
Statement [Line Items]
Total Liabilities	$ 16,599,000			$ 8,538,000
Revenue	(14,917,000)	$ (2,118,000)	$ 0
Gross Profit	6,546,000	1,012,000
Colombia
Statement [Line Items]
Non-current Assets	5,320,000			4,042,000
Total Liabilities	2,732,000			2,359,000
Revenue	1,631,000	2,069,000
Gross Profit	999,000	1,009,000
United States
Statement [Line Items]
Non-current Assets	42,351,000			29,650,000
Total Liabilities	9,290,000			3,106,000
Revenue	12,887,000	49,000
Gross Profit	5,471,000	3,000
Canada
Statement [Line Items]
Non-current Assets	1,533,000			3,844,000
Total Liabilities	4,496,000			3,073,000
Revenue	0	0
Gross Profit	0	0
United Kingdom [Member]
Statement [Line Items]
Non-current Assets	2,708,000			0
Total Liabilities	81,000			0
Revenue	399,000	0
Gross Profit	76,000	0
Total [Member]
Statement [Line Items]
Non-current Assets	51,912,000			37,536,000
Total Liabilities	16,599,000			$ 8,538,000
Revenue	14,917,000	2,118,000
Gross Profit	$ 6,546,000	$ 1,012,000